Registration No. 333-137919

As filed with the Securities and Exchange Commission on January 30, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] PRE-EFFECTIVE AMENDMENT NO. _____


                       [X] POST-EFFECTIVE AMENDMENT NO. 1


                       Principal Variable Contracts Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                             The Principal Financial Group
                                 Des Moines, IA  50392
                    (Address of Principal Executive Offices)

                                  515-248-3842
                 (Registrant's Area Code and Telephone Number)

                               Michael D. Roughton
                          The Principal Financial Group
                                 Des Moines, IA  50392
                    (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)

     [ ] on __________ pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Principal Variable Contracts Fund, Inc. (the "Fund") on Form N-14 (File No. 333-137919) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Trust's definitive combined proxy statement/prospectus and statement of additional information as filed on November 16, 2006. This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion and related consent and the power of attorney for new directors as Exhibits to Part C of the Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 15.       Indemnification

         Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1. Was committed in bad faith; or

               2. Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

      (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

         If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to
Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

         The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1944, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1944, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1944, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1944, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 16. Exhibits.

* Unless otherwise stated, all filing references are to File No. 2-35570

1      (1)    (a)   Amendment and Restatement of the Articles of Incorporation (filed
                    10/24/2000 and  4/27/06)

              (b)   Articles of Amendment (Filed with registration  statement on
                    Form N-14 (File No. 333-137812) on October 5, 2006)
                    (1)  Articles Supplementary (filed 2/14/2002)
                    (2)  Articles Supplementary dated 12/15/04 (filed 2/26/2004)
                    (3)  Articles Supplementary dated 6/14/04 (filed 8/27/04)
                    (4)  Certificate  of  Correction  of Articles  Supplementary
                         dated 10/7/04 (filed 2/24/05)
                    (5)  Articles Supplementary dated 12/14/04 (filed 4/29/05)
                    (6)  Articles   Supplementary   (Filed   with   registration
                         statement on Form N-14 (File No. 333-137812) on October
                         5, 2006)

2                   By-laws (filed 12/41/04)

3                   Not Applicable

4                   Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the
                    Proxy Statement/Prospectus).

5                   Included in Exhibits 1 and 2 hereto.

6                (1)  Management Agreement (filed 10/24/97)
                 (2)  First Amendment to Management Agreement (filed 2/12/98)
                 (3)  Second Amendment to Management Agreement (filed 10/24/00)
                 (4)  Third Amendment to Management Agreement (filed 10/24/00)
                 (5)  Fourth Amendment to Management Agreement (filed 12/41/04)
                 (6)  Amended & Restated Management Agreement (filed 12/41/04)
                 (7)  Amended & Restated Management Agreement dated 4/11/04 (filed 6/15/2004)
                 (8)  Amended & Restated Management Agreement dated 6/14/04 (filed 8/27/04)
                 (9)  Amended & Restated Management Agreement dated 12/14/04 (filed 2/24/05)
                 (10) Amended & Restated Management Agreement dated 9/40/05 (filed 4/27/06)
                 (11) Amended & Restated Investment Management Agreement dated 1/4/07 (filed 1/9/07)
                 (12) Investment Service Agreement (filed 10/24/97)
                 (13) Amended & Restated Investment Service Agreement dated 4/1/04 (filed 6/15/2004)
                 (14) Sub-Advisory Agreement - Invista (filed 10/24/97)
                 (15) First Amendment to Sub-Advisory Agreement. (filed 2/12/98)
                 (16) Second Amendment to Sub-Advisory Agreement. (filed 10/24/00)
                 (17) Third Amendment to Sub-Advisory Agreement. (filed 10/24/00)
                 (18) Sub-Advisory Agreement - Morgan Stanley Asset Mgmt. (filed 10/24/97)
                 (19) Sub-Advisory Agreement - Berger Assoc. (filed 4/14/98)
                 (20) Sub-Advisory Agreement - Dreyfus Corp. (filed 4/14/98)
                 (21) Sub-Advisory Agreement - Goldman Sachs (filed 4/14/98)
                 (22) Sub-Advisory Agreement - JP Morgan (filed 4/14/98)
                 (23) Sub-Advisory Agreement - Neuberger Berman (filed 4/21/99)
                 (24) Sub-Advisory Agreement - Janus Capital (filed 4/21/99)
                 (25) Sub-Advisory Agreement - Duncan-Hurst (filed 10/24/00)
                 (26) Sub-Advisory Agreement - Turner (filed 10/24/00)
                 (27) Sub-Advisory Agreement - Bernstein (filed 04/29/02)
                 (28) Sub-Advisory Agreement - Federated (filed 04/29/02)
                 (29) 6th Amendment to Sub-Adv. Agreement w/Invista (filed 04/29/02)
                 (30) 2nd Amendment to Sub-Adv. Agreement w/PCII (filed 04/29/02)
                 (31) Sub-Advisory Agreement - Putnam (filed 02/14/04)
                 (32) Amended & Restated Sub-Adv. - Federated dated 11/21/04 (filed 2/26/04)
                 (33) Sub-Advisory Agreement - Neuberger Berman dated 10/41/04 (filed 2/26/04)
                 (34) Amended & Restated Sub-Adv. - Dreyfus dated 11/25/04 (filed 2/26/04)
                 (35) Sub-Advisory  Agreement - Grantham,  Mayo, Van Otterloo dated 4/1/04 (filed
                      4/29/04)
                 (36) Sub-Advisory Agreement - T. Rowe Price dated 4/8/04 (filed
                      6/15/2004)
                 (37) Amended & Restated Sub-Adv - PGI dated 4/1/04
                      (filed 6/15/2004)
                 (38) Sub-Advisory Agreement - UBS dated 9/40/02 (filed 6/15/2004)
                 (39) Amended & Restated Sub-Advisory Agreement - Bernstein dated 7/1/04 (filed
                      8/27/04)
                 (40) Amended & Restated Sub-Advisory Agreement - MSAM dated
                      6/40/04 (filed 8/27/04)
                 (41) Amended & Restated Sub-Advisory Agreement - PGI dated 6/40/04(filed 8/27/04)
                 (42) Amended & Restated Sub-Advisory Agreement - Neuberger Berman dated 6/40/04
                     (filed 8/27/04)
                 (43) Amended & Restated Sub-Advisory Agreement - T. Rowe Price
                      dated 8/24/04 (filed 8/27/04)
                 (44) Sub-Advisory Agreement - American Century dated 8/18/04
                      (filed 8/27/04) (45) Amended & Restated Sub-Advisory Agreement
                      - Morgan Stanley dated 11/25/04 (filed 2/24/05)
                 (46) Amended & Restated Sub-Advisory Agreement - UBS Global
                      Asset dated 7/8/04 (filed 2/24/05)
                 (47) Amended & Restated Sub-Advisory Agreement - JP Morgan
                      dated 7/2/04 (filed 2/24/05)
                 (48) Amended & Restated Sub-Advisory Agreement - Neuberger
                      Berman dated 6/25/04 (filed 2/24/05)
                 (49) Amended & Restated Sub-Advisory Agreement - PGI dated
                      4/11/04 (filed 2/24/05)
                 (50) Sub-Advisory Agreement - Emerald dated 9/1/04 (filed
                      2/24/05)
                 (51) Amended & Restated Sub-Advisory Agreement - The
                      Dreyfus Group dated 7/1/04 (filed 2/24/05)
                 (52) Amended & Restated Sub-Advisory Agreement - Morgan Stanley
                      dated 8/24/04 (filed 2/24/05)
                 (53) Amended & Restated Sub-Advisory Agreement - Mellon Equity
                      dated 12/22/04 (filed 2/24/05)
                 (54) Amended & Restated Sub-Advisory Agreement - PGI dated
                      12/14/04 (filed 2/24/05)
                 (55) Amended & Restated Sub-Advisory Agreement - JP Morgan
                      dated 1/5/05 (filed 2/24/05)
                 (56) Sub-Advisory Agreement - Columbus Circle Investors dated
                      1/5/05 (4/29/05)
                 (57) Amended & Restated Sub-Advisory Agreement - T. Rowe Price dated (08/01/2005)
                      (filed 4/27/06)
                 (58) Amended & Restated Sub-Advisory Agreement - Mellon Equity
                      dated (08/08/2005) (filed 4/27/06)
                 (59) Amended & Restated Sub-Advisory Agreement - PGI dated
                      (07/01/2005) (filed 4/27/06)
                 (60) Amended & Restated Sub-Advisory Agreement - PGI (dated
                      09/12/2005) (filed 4/27/06)
                 (61) Amended & Restated Sub-Advisory Agreement - PREI dated
                      (07/01/2005) (filed 4/27/06)
                 (62) Amended & Restated Sub-Advisory Agreement - PREI dated
                      (09/12/2005) (filed 4/27/06)
                 (63) Sub-Sub-Advisory Agreement - Post dated (07/01/2005)
                      (filed 4/27/06)
                 (64) Sub-Sub-Advisory Agreement - PREI dated
                      (07/01/2005) (filed 4/27/06)
                 (65) Sub-Sub-Advisory Agreement - Spectrum dated (07/01/2005) (filed 4/27/06)
                 (66) Form of Amended & Restated Sub-Advisory Agreement -Janus Capital Management
                      LLC  (Filed with registration statement on Form N-14 (File No. 333-137812) on October 5, 2006)
                 (67) Form of Sub-Advisory Agreement -Salomon Brothers
                      Asset Management (Filed with registration statement
                      on Form N-14 (File No. 333-137812) on October 5, 2006)
                 (68) Form of Sub-Advisory Agreement -Oppenheimer Funds,
                      Inc. (Filed with registration statement on Form N-14
                      (File No. 333-137812) on October 5, 2006)
                 (69) Form of Sub-Advisory Agreement -Capital Guardian
                      Trust Company (Filed with registration statement on
                      Form N-14 (File No. 333-137812) on October 5, 2006)
                 (70) Form of Sub-Advisory Agreement Delaware Management
                      Company (Filed with registration statement on Form
                      N-14 (File No. 333-137812) on October 5, 2006)
                 (71) Form of Sub-Advisory Agreement -Oberweis Asset
                      Management, Inc. (Filed with registration statement
                      on Form N-14 (File No. 333-137812) on October 5,
                      2006)
                 (72) Amended & Restated Sub-Advisory Agreement -T. Rowe Price.
                      dated 8/1/06 (filed 10/24/06)
                 (73) Amended & Restated Sub-Advisory Agreement -PREI. dated 1/1/06 (filed 10/24/06)
                 (74) Amended & Restated Sub-Advisory Agreement -Essex. dated
                      6/30/06 (filed 10/24/06)
                 (75) Amended & Restated Sub-Advisory Agreement -Jacobs Levy dated 6/15/06 (filed 10/24/06)
                 (76) Amended & Restated Sub-Advisory Agreement -CCI. dated 9/12/05
                      (filed 10/24/06)
                 (77) Amended & Restated Sub-Advisory Agreement -T Rowe Price. dated 9/15/06 (filed 10/24/06)
                 (78) Sub-Advisory Agreement -Edge Asset Management Agreement, Inc. dated 1/4/07 (filed 1/9/07)

7      (1)         a. Distribution Agreement (filed 10/24/00)
                   b. Amended &Restated Distribution Agreement dated 6/14/04 (filed 8/27/04)

8                 Not Applicable

9        Custodian Agreement
                a. Domestic Custodian Agreement (filed 10/24/97)
                b. Global Custodian Agreement (filed 10/24/97)

10       Rule 12b-1 Plan
         a. Distribution Plan and Agreement for Class 2 Shares dated
            1/4/07 (Filed 1/9/07)

11       Opinion and Consent of counsel, regarding legality of issuance of shares and other matters -(Filed with registration statement on Form N-14 (File No. 333-137919) on October 10, 2006)

12       (a)  Opinion of Dykema Gossett PLLC regarding tax matters-*
         (b)  Consent of Dykema Gossett PLLC*

13       Not Applicable

14       Consent of Independent Registered Public Accountants
         (a)      Ernst & Young LLP (Filed with registration statement on Form
                  N-14 (File No. 333-137919) on October 10, 2006)

15       Not Applicable

16     (a) Powers of Attorney.*

17     (a)  Prospectus of Principal Variable Contracts Fund, Inc. dated May 1, 2006  (filed 6/2/06)

       (b) Statement of Additional Information of Principal Variable Contracts
           Fund, Inc. dated May 1, 2006 (filed 6/2/06)

       (c) Annual Report of Principal Variable Contracts Fund, Inc. for the fiscal year ended December 41, 2005 (filed 2/21/06)

       (d) Semi-Annual Report of Principal Variable Contracts Fund, Inc. for the period ended June 40, 2006 (filed 8/25/06)

       (e) Prospectuses of the Acquired Funds (WM Variable Trust) dated May 1,
           2006 (filed 5/2/06)

       (f) Statements of Additional Information of the Acquired Funds (WM
           Variable Trust) dated May 1, 2006 (filed 5/2/06)

       (g) Annual Reports of the Acquired Funds (WM Variable Trust) for the fiscal years ended December 41, 2005 (filed 4/4/06)

       (h) Semi-Annual Reports of the Acquired Funds (WM Variable Trust) for the period ended June 40, 2006 (filed 8/41/06)

* Filed Herewith.

Item 17.       Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1944, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1944, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 29th day of January, 2007.


                                       Principal Variable Contracts Fund, Inc.
                                                  (Registrant)


                                       By   /s/ R. C. Eucher
                                          --------------------------------------
                                           R. C. Eucher
                                           Director, President and
                                           Chief Executive Officer


Attest:


/s/ E. H. Gillum
--------------------------------------
E/ H. Gillum
Assistant Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      Director, President and    January 29, 2007
R. C. Eucher                       Chief Executive Officer
                                   (Principal Executive
                                    Officer)

   (L. D. Zimpleman)*
_____________________________      Director and               January 29, 2007
L. D. Zimpleman                    Chairman of the Board


/s/ J. R. Brown
_____________________________      Vice President and         January 29, 2007
J. R. Brown                        Chief Financial Officer
                                   (Principal Accounting
                                    Officer)

   (E. Ballantine)*
_____________________________      Director                   January 29, 2007
E. Ballantine



   (K. Blake)*
_____________________________      Director                   January 29, 2007
K. Blake


   (R. W. Gilbert)*
_____________________________      Director                   January 29, 2007
R. W. Gilbert


   (M. A. Grimmett)*
_____________________________      Director                   January 29, 2007
M. A. Grimmett

   (F. S. Hirsch)*
_____________________________      Director                   January 29, 2007
F. S. Hirsch

   (W. C. Kimball)*
_____________________________      Director                   January 29, 2007
W. C. Kimball


   (B. A. Lukavsky)*
_____________________________      Director                   January 29, 2007
B. A. Lukavsky


   (W. G. Papesh)*
_____________________________      Director                   January 29, 2007
W. G. Papesh


   (D Pavelich)*
_____________________________      Director                   January 29, 2007
D. Pavelich


   (R. Yancey)*
_____________________________      Director                   January 29, 2007
R. Yancey




                                        *By    /s/ Michael J. Beer
                                           -------------------------------------
                                           Michael J. Beer

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                  EXHIBIT INDEX


    Exhibit No.      Description

       12(a) Opinion of Dykema Gossett PLLC regarding tax matters

       12(b) Consent of Dykema Gossett PLLC

       16(a) Powers of Attorney